Schedule of trade receivables loss allowances (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Trade And Other Receivables
Opening loss allowance	$ 407,887	$ 360,777
Loss allowance recognised	256,054	386,127
Loss allowance used	(366,217)	(339,017)
Ending loss allowance	$ 297,724	$ 407,887